Property and Equipment - Schedule of Depreciation Expense (Details) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Directly identifiable as BIGtoken's	$ 2,000	$ 1,000
Allocated from SRAX, Inc.	43,000	70,000
Depreciation expense	$ 45,000	$ 71,000